Warrants Liability - Schedule of Warrants Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Schedule of Warrants Liability [Line Items]
Balance at beginning of period	$ 40,919,123	$ 37,864,064	$ 37,864,064
Exercise of warrants (note 12)	(74,409,654)
Gain/(loss) on fair value of warrants (non-cash)	80,139,141	$ (1,590,162)	(49,534)
Balance at end of period	81,643,610		40,919,123
Unlisted Warrants Three [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants PIPE			3,104,593
Listed Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants PIPE (derivative liability)	$ 34,995,000